Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Climate Focused Bond Fund
Short Duration High Yield Fund

For the period ended October 31, 2020

Schedule of Investments (unaudited)

CLIMATE FOCUSED BOND FUND October 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 97.70%

ASSET-BACKED SECURITIES 0.42%

Automobiles
Tesla Auto Lease Trust 2020-A A3† (cost $49,991)	0.68%	12/20/2023		$50	$50,213

CONVERTIBLE BONDS 1.13%

Automakers 0.10%
Tesla, Inc.	2.00%	5/15/2024		2	12,547

Consumer/Commercial/Lease Financing 0.15%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4.125%	9/1/2022		11	17,505

Diversified Capital Goods 0.15%
Enphase Energy, Inc.†	0.25%	3/1/2025		13	18,626

Electric: Generation 0.16%
Atlantica Sustainable Infrastructure Jersey Ltd. (Jersey)†(a)	4.00%	7/15/2025		19	19,422

Electronics 0.12%
SolarEdge Technologies, Inc. (Israel)†(a)	Zero Coupon	9/15/2025		12	14,772

Software/Services 0.14%
DocuSign, Inc.	0.50%	9/15/2023		6	17,074

Specialty Retail 0.13%
RealReal, Inc. (The)†	3.00%	6/15/2025		15	15,319

Technology Hardware & Equipment 0.18%
SunPower Corp.	4.00%	1/15/2023		20	21,212
Total Convertible Bonds (cost $107,642)					136,477

CORPORATE BONDS 74.85%

Agency 1.86%
Statnett SF(b)	0.518%	6/30/2023	SEK	2,000	225,235

Auto Parts & Equipment 0.82%
Aptiv Corp.	4.15%	3/15/2024		$30	33,039
Aptiv plc (Ireland)(a)	4.35%	3/15/2029		25	27,960
BorgWarner, Inc.	3.375%	3/15/2025		35	38,201
Total					99,200

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Automakers 0.71%
Tesla, Inc.†	5.30%		8/15/2025		$83	$85,978

Banking 8.83%
AIB Group plc(b)	2.875% (EUSA5 + 3.30%	)#	5/30/2031	EUR	100	$117,345
Bank of America Corp.	3.499% (3 Mo. LIBOR + .63%	)#	5/17/2022		$75	76,244
Bank of China Ltd. (France)(a)	1.136% (3 Mo. LIBOR + .88%	)#	11/22/2022		200	200,426
Bank of Nova Scotia (The) (Canada)(a)	2.375%		1/18/2023		40	41,656
BNP Paribas SA(b)	1.125%		8/28/2024	EUR	100	120,682
Citigroup, Inc.	1.678% (SOFR + 1.67%	)#	5/15/2024		$60	61,467
Danske Bank A/S(b)	1.625%		3/15/2024	EUR	100	121,455
Industrial & Commercial Bank of China Ltd. (Luxembourg)(a)	2.875%		10/12/2022		$200	207,174
Unione di Banche Italiane SpA(b)	1.50%		4/10/2024	EUR	100	121,264
Total						1,067,713

Building Materials 1.23%
Advanced Drainage Systems, Inc.†	5.00%		9/30/2027		$50	52,497
Core & Main Holdings LP PIK 9.375%†	8.625%		9/15/2024		10	10,105
Core & Main LP†	6.125%		8/15/2025		30	30,506
Owens Corning, Inc.	3.95%		8/15/2029		50	56,009
Total						149,117

Consumer/Commercial/Lease Financing 0.99%
LeasePlan Corp. NV(b)	1.375%		3/7/2024	EUR	100	119,397

Diversified Capital Goods 3.58%
Alstom SA(b)	0.25%		10/14/2026	EUR	100	117,190
Johnson Controls International plc / Tyco Fire & Security Finance SCA	1.75%		9/15/2030		$61	60,700
Liberty Utilities Finance GP 1†	2.05%		9/15/2030		35	34,403
Pentair Finance Sarl (Luxembourg)(a)	4.50%		7/1/2029		80	92,544
Signify NV(b)	2.375%		5/11/2027	EUR	100	127,609
Total						432,446

Electric: Distribution/Transportation 1.98%
Terna Rete Elettrica Nazionale SpA(b)	1.00%		4/10/2026	EUR	100	123,486
Viridian Group FinanceCo plc / Viridian Power & Energy Holdings DAC(b)	4.00%		9/15/2025	EUR	100	115,649
Total						239,135

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Electric: Generation 6.61%
AES Panama Generation Holdings SRL (Panama)†(a)	4.375%		5/31/2030			$200	$212,188
Clearway Energy Operating LLC	5.75%		10/15/2025			50	52,468
ERG SpA(b)	1.875%		4/11/2025		EUR	100	125,559
Greenko Mauritius Ltd. (India)†(a)	6.25%		2/21/2023			$200	207,748
NextEra Energy Operating Partners LP†	4.50%		9/15/2027			75	82,125
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028			67	69,982
Topaz Solar Farms LLC†	5.75%		9/30/2039			43	49,365
Total							799,435

Electric: Integrated 8.65%
Aegea Finance Sarl (Luxembourg)†(a)	5.75%		10/10/2024			200	207,575
Alerion Cleanpower SpA(b)	3.125%		12/19/2025		EUR	50	58,882
E.ON SE(b)	0.35%		2/28/2030		EUR	50	58,917
EDP - Energias de Portugal SA(b)	1.70% (EUSA5 + 1.84%	)#	7/20/2080		EUR	100	113,086
EnBW Energie Baden-Wuerttemberg AG(b)	1.625% (EUAMDB05 + 1.73%	)#	8/5/2079		EUR	100	114,756
ESB Finance DAC(b)	1.125%		6/11/2030		EUR	100	126,840
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025			$15	15,938
Iberdrola International BV(b)	3.25% (EUSA5 + 2.97%	)#	-	(c)	EUR	100	124,723
Interstate Power & Light Co.	3.50%		9/30/2049			$40	43,982
MidAmerican Energy Co.	3.95%		8/1/2047			15	18,207
Northern States Power Co/MN	2.60%		6/1/2051			25	25,137
Orsted A/S(b)	2.25% (EUSA5 + 1.90%	)#	12/31/2099		EUR	100	120,176
Union Electric Co.	2.625%		3/15/2051			$17	16,657
Total							1,044,876

Electronics 2.37%
Analog Devices, Inc.	2.95%		4/1/2025			78	84,897
Infineon Technologies AG(b)	3.625% (EUSA5 + 4.00%	)#	-	(c)	EUR	100	118,841
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands)†(a)	3.40%		5/1/2030			$75	82,657
Total							286,395

Energy: Exploration & Production 0.99%
Vestas Wind Systems A/S(b)	2.75%		3/11/2022		EUR	100	119,717

Environmental 2.61%
Covanta Holding Corp.	5.875%		7/1/2025			$30	31,128
Darling Ingredients, Inc.†	5.25%		4/15/2027			50	53,094
FCC Servicios Medio Ambiente Holding SAU(b)	1.661%		12/4/2026		EUR	100	121,261

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Environmental (continued)
Paprec Holding SA(b)	4.00%	3/31/2025	EUR	100	$109,797
Total					315,280

Food & Drug Retailers 1.13%
Co-Operative Group Ltd.(b)	5.125%	5/17/2024	GBP	100	136,125

Food: Wholesale 0.29%
Sysco Corp.	2.40%	2/15/2030		$35	35,602

Forestry/Paper 3.43%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026		55	58,128
Essity AB(b)	1.625%	3/30/2027	EUR	100	127,556
Suzano Austria GmbH (Brazil)(a)	3.75%	1/15/2031		$58	59,789
WEPA Hygieneprodukte GmbH(b)	2.875%	12/15/2027	EUR	100	114,348
Weyerhaeuser Co.	6.875%	12/15/2033		$40	55,287
Total					415,108

Government Guaranteed 1.26%
Kreditanstalt fuer Wiederaufbau(b)	0.875%	9/15/2026	GBP	75	100,850
Kreditanstalt fuer Wiederaufbau (Germany)(a)	2.00%	10/4/2022		$50	51,719
Total					152,569

Life Insurance 0.42%
Prudential Financial, Inc.	1.50%	3/10/2026		50	51,352

Machinery 3.78%
Itron, Inc.†	5.00%	1/15/2026		85	86,913
Mueller Water Products, Inc.†	5.50%	6/15/2026		70	72,874
Nordex SE(b)	6.50%	2/1/2023	EUR	100	118,058
Schneider Electric SE(b)	1.841%	10/13/2025	EUR	100	128,331
Xylem, Inc.	1.95%	1/30/2028		$17	17,567
Xylem, Inc.	3.25%	11/1/2026		30	33,330
Total					457,073

Managed Care 0.91%
Kaiser Foundation Hospitals	3.15%	5/1/2027		100	110,299

Non-Electric Utilities 3.22%
American Water Capital Corp.	2.80%	5/1/2030		50	54,599
Canal de Isabel II Gestion SA(b)	1.68%	2/26/2025	EUR	100	123,888
Engie SA(b)	0.375%	6/21/2027	EUR	100	119,514
Essential Utilities, Inc.	3.566%	5/1/2029		$55	61,902

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2020

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Non-Electric Utilities (continued)
Tucson Electric Power Co.	1.50%	8/1/2030		$30	$29,467
Total					389,370

Packaging 0.97%
CANPACK SA / Eastern PA Land Investment Holding LLC†(b)	2.375%	11/1/2027	EUR	100	117,019

Pharmaceuticals 0.46%
Pfizer, Inc.	2.625%	4/1/2030		$50	54,987

Rail 0.97%
Getlink SE(b)	3.50%	10/30/2025	EUR	100	117,033

Real Estate Investment Trusts 3.23%
Alexandria Real Estate Equities, Inc.	3.80%	4/15/2026		$45	51,425
Digital Dutch Finco BV(b)	1.00%	1/15/2032	EUR	100	116,650
Equinix, Inc.	1.55%	3/15/2028		$84	83,835
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%	9/15/2030		32	32,120
Kilroy Realty LP	4.75%	12/15/2028		45	51,975
UDR, Inc.	3.10%	11/1/2034		50	53,974
Total					389,979

Restaurants 0.25%
Starbucks Corp.	4.45%	8/15/2049		25	30,341

Software/Services 1.33%
Fiserv, Inc.	3.20%	7/1/2026		60	66,512
PayPal Holdings, Inc.	1.65%	6/1/2025		60	62,166
Visa, Inc.	0.75%	8/15/2027		33	32,519
Total					161,197

Specialty Retail 0.98%
Chanel Ceres plc(b)	0.50%	7/31/2026	EUR	100	118,167

Support: Services 2.25%
Global Payments, Inc.	3.75%	6/1/2023		$30	32,108
Massachusetts Institute of Technology	3.959%	7/1/2038		100	120,330
Techem Verwaltungsgesellschaft 674 mbH(b)	6.00%	7/30/2026	EUR	100	119,010
Total					271,448

Supranational 4.75%
Asian Development Bank(b)	2.45%	1/17/2024	AUD	50	37,546
Asian Development Bank (Philippines)(a)	3.125%	9/26/2028		$75	88,101

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Supranational (continued)
Asian Infrastructure Investment Bank (The) (China)(a)	0.50%		5/28/2025		$95	$94,758
European Bank for Reconstruction & Development (United Kingdom)(a)	1.625%		9/27/2024		125	131,126
European Investment Bank (Luxembourg)(a)	2.125%		4/13/2026		50	54,332
European Investment Bank (Luxembourg)(a)	2.375%		5/24/2027		50	55,461
International Bank for Reconstruction & Development	3.125%		11/20/2025		100	112,767
Total						574,091

Technology Hardware & Equipment 1.41%
Apple, Inc.	3.00%		6/20/2027		100	111,841
Switch Ltd.†	3.75%		9/15/2028		58	58,181
Total						170,022

Telecommunications: Wireline Integrated & Services 1.43%
Swisscom Finance BV(b)	0.375%		11/14/2028	EUR	100	120,179
Verizon Communications, Inc.	3.875%		2/8/2029		$45	52,683
Total						172,862

Transportation: Infrastructure/Services 1.15%
Transport for London(b)	2.125%		4/24/2025	GBP	100	138,677
Total Corporate Bonds (cost $8,691,626)						9,047,245

FLOATING RATE LOANS(d) 2.09%

Electric: Generation 0.22%
ExGen Renewables IV, LLC Term Loan B	4.00% (3 Mo. LIBOR + 3.00%	)	11/28/2024		$27	26,626

Integrated Energy 0.45%
Array Technologies, Inc. Term Loan B	–	(e)	10/8/2027		55	54,312	(f)

Machinery 1.14%
EWT Holdings III Corp. 2020 Term Loan	2.898% (1 Mo. LIBOR + 2.75%	)	12/20/2024		50	48,877
Filtration Group Corporation 2018 1st Lien Term Loan	–	(e)	3/29/2025		30	29,197
Generac Power Systems, Inc. 2019 Term Loan B	1.899% (1 Mo. LIBOR + 1.75%	)	12/13/2026		60	59,700
Total						137,774

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Personal & Household Products 0.28%
AI Aqua Merger Sub, Inc. 2019 Incremental
Term Loan B	5.25% (1 Mo. LIBOR + 4.25%	)	12/13/2023		$34	$34,020	(f)
Total Floating Rate Loans (cost $250,384)						252,732

FOREIGN GOVERNMENT OBLIGATIONS 13.74%

France 3.08%
Action Logement Services(b)	0.50%		10/30/2034	EUR	100	122,608
SNCF Reseau(b)	0.75%		5/25/2036	EUR	100	126,716
Societe Nationale SNCF SA(b)	0.625%		4/17/2030	EUR	100	122,842
Total						372,166

Italy 1.02%
Cassa Depositi e Prestiti SpA(b)	2.125%		9/27/2023	EUR	100	123,563

Netherlands 3.42%
Nederlandse Financierings-Maatschappij
voor Ontwikkelingslanden NV (Netherlands)(a)	2.75%		2/20/2024		$200	214,992
Nederlandse Waterschapsbank NV (Netherlands)(a)	1.00%		5/28/2030		200	198,120
Total						413,112

South Korea 1.79%
Korea Water Resources Corp. (South Korea)(a)	3.875%		5/15/2023		200	216,249

Spain 1.77%
Adif Alta Velocidad(b)	1.25%		5/4/2026	EUR	100	125,441
Autonomous Community of Madrid Spain(b)	0.419%		4/30/2030	EUR	75	89,023
Total						214,464

Sweden 2.66%
Kommuninvest I Sverige AB (Sweden)†(a)	1.625%		4/24/2023		$200	206,648
Sweden Government International Bond†(b)	0.125%		9/9/2030	SEK	1,000	115,039
Total						321,687
Total Foreign Government Obligations (cost $1,606,138)						1,661,241

MUNICIPAL BONDS 4.62%

Other Revenue 3.52%
City of Charleston SC Waterworks & Sewer System Revenue	1.89%		1/1/2033		$60	60,889
City of Corpus Christi TX Utility System Revenue	1.966%		7/15/2030		50	50,389
City of Philadelphia PA Water & Wastewater Revenue	1.734%		11/1/2028		40	39,894

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other Revenue (continued)
City of San Francisco CA Public Utilities Commission Water Revenue	6.00%	11/1/2040	$100	$138,304
New York City Water & Sewer System	5.75%	6/15/2041	50	75,588
San Diego County Water Authority	1.951%	5/1/2034	60	59,624
Total				424,688

Tax Revenue 1.10%
City of Dallas TX Waterworks & Sewer System Revenue	2.772%	10/1/2040	75	73,634
Middle Fork Proj Fin Auth	5.00%	4/1/2036	50	59,684
Total				133,318
Total Municipal Bonds (cost $562,551)				558,006

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.41%
Morgan Stanley Capital Barclays Bank Trust 2016-MART A† (cost $49,940)	2.20%	9/13/2031	50	49,889

U.S. TREASURY OBLIGATIONS 0.44%
U.S. Treasury Bond	1.375%	8/15/2050	5	4,662
U.S. Treasury Note	0.25%	10/31/2025	33	32,782
U.S. Treasury Note	0.625%	8/15/2030	16	15,629
Total U.S. Treasury Obligations (cost $53,658)				53,073
Total Investments in Securities 97.70% (cost $11,371,930)				11,808,876
Cash, Foreign Cash and Other Assets in Excess Liabilities(g) 2.30%				277,708
Net Assets 100.00%				$12,086,584

AUD	Australian dollar.
EUR	Euro.
EUSA5	Euro 5 yr. swap rate.
EUAMDB05	Euro constant maturity rate.
GBP	British pound.
SEK	Swedish Krona.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2020, the total value of Rule 144A securities was $2,109,324, which represents 17.45% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at October 31, 2020.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at October 31, 2020.
(e)	Interest rate to be determined.

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2020

(f)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Cash, Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at October 31, 2020:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Australian dollar	Sell	State Street Bank and Trust	11/27/2020	54,000	$38,560	$37,962	$598
British pound	Sell	State Street Bank and Trust	12/8/2020	292,000	390,025	378,376	11,649
Euro	Sell	Goldman Sachs	12/4/2020	13,000	15,307	15,151	156
Euro	Sell	Goldman Sachs	12/4/2020	9,000	10,646	10,489	157
Euro	Sell	Goldman Sachs	12/4/2020	3,611,000	4,284,585	4,208,451	76,134
Euro	Sell	State Street Bank and Trust	12/4/2020	102,000	121,082	118,876	2,206
Euro	Sell	State Street Bank and Trust	12/4/2020	101,000	118,455	117,711	744
Euro	Sell	State Street Bank and Trust	12/4/2020	97,000	113,375	113,049	326
Euro	Sell	State Street Bank and Trust	12/4/2020	100,000	116,863	116,545	318
Euro	Sell	State Street Bank and Trust	12/4/2020	105,000	124,152	122,373	1,779
Euro	Sell	Toronto Dominion Bank	12/4/2020	12,000	14,116	13,986	130
Euro	Sell	Toronto Dominion Bank	12/4/2020	101,000	117,976	117,711	265
Swedish krona	Sell	Toronto Dominion Bank	1/15/2021	3,010,000	342,705	338,606	4,099
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$98,561

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Euro	Buy	Goldman Sachs	12/4/2020	106,000	$124,654	$123,538	$(1,116)
Euro	Buy	State Street Bank and Trust	12/4/2020	8,000	9,404	9,324	(80)
Euro	Buy	State Street Bank and Trust	12/4/2020	103,000	121,785	120,042	(1,743)
British pound	Sell	Toronto Dominion Bank	12/8/2020	2,000	2,592	2,592	–
Euro	Sell	State Street Bank and Trust	12/4/2020	5,000	5,826	5,827	(1)
Swedish krona	Sell	Barclays Bank plc	1/15/2021	22,000	2,473	2,475	(2)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,942)

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(concluded)

CLIMATE FOCUSED BOND FUND October 31, 2020

Open Futures Contracts at October 31, 2020:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
Euro-Buxl	December 2020	1	Long	EUR 220,422	EUR 228,760	$9,711
U.S. 10-Year Ultra Treasury Bond	December 2020	4	Short	$(634,891)	$(629,125)	5,766
U.S. 5-Year Treasury Note	December 2020	6	Short	(754,770)	(753,609)	1,161
Total Unrealized Appreciation on Open Futures Contracts						$16,638

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
Euro-Bobl	December 2020	6	Short	EUR (810,769)	EUR (815,220)	$(5,183)
Euro-Bund	December 2020	1	Short	(174,048)	(176,150)	(2,448)
Euro-Schatz	December 2020	1	Short	(112,288)	(112,465)	(206)
Ultra Long U.S. Treasury Bond	December 2020	2	Long	$ 436,802	$ 430,000	(6,802)
Unrealized Depreciation on Open Futures Contracts						$(14,639)

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$50,213	$–	$50,213
Convertible Bonds	–	136,477	–	136,477
Corporate Bonds	–	9,047,245	–	9,047,245
Floating Rate Loans
Integrated Energy	–	–	54,312	54,312
Personal & Household Products	–	–	34,020	34,020
Remaining Industries	–	164,400	–	164,400
Foreign Government Obligations	–	1,661,241	–	1,661,241
Municipal Bonds	–	558,006	–	558,006
Non-Agency Commercial
Mortgage-Backed Security	–	49,889	–	49,889
U.S. Treasury Obligations	–	53,073	–	53,073
Total	$–	$11,720,544	$88,332	$11,808,876
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$98,561	$–	$98,561
Liabilities	–	(2,942)	–	(2,942)
Futures Contracts
Assets	16,638	–	–	16,638
Liabilities	(14,639)	–	–	(14,639)
Total	$1,999	$95,619	$–	$97,618
(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments were not considered to be material to the Fund’s net assets at the beginning or end of the period.

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION HIGH YIELD FUND October 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 98.22%

CONVERTIBLE BONDS 2.59%

Air Transportation 0.09%
Spirit Airlines, Inc.	4.75%	5/15/2025		$4	$6,323

Auto Parts: Original Equipment 0.24%
Veoneer, Inc. (Sweden)(a)	4.00%	6/1/2024		16	16,537

Biotechnology Research & Production 0.10%
Insmed, Inc.	1.75%	1/15/2025		6	6,633

Building Materials 0.43%
Patrick Industries, Inc.	1.00%	2/1/2023		30	29,514

Drugs 0.14%
Canopy Growth Corp.†(b)	4.25%	7/15/2023	CAD	14	9,589

Electric: Power 0.54%
Atlantica Sustainable Infrastructure Jersey Ltd. (Jersey)†(a)	4.00%	7/15/2025		$36	36,799

Energy Equipment & Services 0.45%
SolarEdge Technologies, Inc. (Israel)†(a)	Zero Coupon	9/15/2025		8	9,848
SunPower Corp.	4.00%	1/15/2023		20	21,212
Total					31,060

Food 0.18%
Chefs’ Warehouse, Inc. (The)†	1.875%	12/1/2024		16	12,280

Technology 0.22%
Wayfair, Inc.†	0.625%	10/1/2025		7	6,710
Weibo Corp. (China)(a)	1.25%	11/15/2022		9	8,741
Total					15,451

Transportation: Miscellaneous 0.20%
Scorpio Tankers, Inc. (Monaco)(a)	3.00%	5/15/2022		15	13,897
Total Convertible Bonds (cost $167,098)					178,083

CORPORATE BONDS 84.97%

Aerospace/Defense 1.39%
Boeing Co. (The)	4.875%	5/1/2025		12	13,087
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025		12	12,554
SSL Robotics LLC†	9.75%	12/31/2023		15	16,710

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Aerospace/Defense (continued)
TransDigm, Inc.	5.50%		11/15/2027			$39	$38,097
TransDigm, Inc.	6.50%		7/15/2024			15	15,010
Total							95,458

Air Transportation 1.37%
American Airlines, Inc.†	11.75%		7/15/2025			24	23,376
Delta Air Lines, Inc.	3.80%		4/19/2023			13	12,309
Delta Air Lines, Inc.†	7.00%		5/1/2025			20	21,846
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025			8	8,126
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.†	8.00%		9/20/2025			14	14,327
United Airlines 2020-1 Class A Pass Through Trust	5.875%		4/15/2029			14	14,078
Total							94,062

Apparel 0.29%
Tapestry, Inc.	4.25%		4/1/2025			12	12,602
William Carter Co. (The)†	5.50%		5/15/2025			7	7,363
Total							19,965

Auto Parts: Original Equipment 0.96%
Adient US LLC†	7.00%		5/15/2026			19	20,299
American Axle & Manufacturing, Inc.	6.25%		4/1/2025			21	21,308
Clarios Global LP†	6.75%		5/15/2025			15	15,888
Truck Hero, Inc.†	8.50%		4/21/2024			8	8,509
Total							66,004

Automotive 7.38%
Allison Transmission, Inc.†	5.00%		10/1/2024			25	25,255
BCD Acquisition, Inc.†	9.625%		9/15/2023			6	6,023
Ford Motor Co.	9.00%		4/22/2025			202	237,862
JB Poindexter & Co., Inc.†	7.125%		4/15/2026			19	20,261
Mclaren Finance plc(b)	5.00%		8/1/2022		GBP	100	119,291
Navistar International Corp.†	6.625%		11/1/2025			$15	15,528
Nissan Motor Acceptance Corp.†	2.80%		1/13/2022			11	11,164
Tesla, Inc.†	5.30%		8/15/2025			51	52,830
Wabash National Corp.†	5.50%		10/1/2025			20	20,077
Total							508,291

Banks: Regional 2.20%
CIT Group, Inc.	3.929% (SOFR + 3.83%	)#	6/19/2024			13	13,504
CIT Group, Inc.	5.00%		8/1/2023			75	80,953
Citigroup, Inc.	5.95% (3 Mo. LIBOR + 4.07%	)#	–	(c)		12	12,456

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)
JPMorgan Chase & Co.	4.00% (SOFR + 2.75%	)#	–	(c)	$31	$29,352
Popular, Inc.	6.125%		9/14/2023		14	15,036
Total						151,301

Building Materials 0.84%
Forterra Finance LLC/FRTA Finance Corp.†	6.50%		7/15/2025		9	9,523
Louisiana-Pacific Corp.	4.875%		9/15/2024		26	26,725
Norbord, Inc. (Canada)†(a)	6.25%		4/15/2023		20	21,473
Total						57,721

Business Services 3.23%
ADT Corp. (The)	3.50%		7/15/2022		30	30,581
ADT Corp. (The)	4.125%		6/15/2023		13	13,540
Ahern Rentals, Inc.†	7.375%		5/15/2023		15	9,684
APX Group, Inc.	7.625%		9/1/2023		9	9,088
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.25%		3/15/2025		11	10,388
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	6.375%		4/1/2024		12	11,708
Capitol Investment Merger Sub 2 LLC†	10.00%		8/1/2024		11	11,693
Laureate Education, Inc.†	8.25%		5/1/2025		29	30,945
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%		10/1/2022		11	9,048
Prime Security Services Borrower LLC /Prime Finance, Inc.†	5.25%		4/15/2024		14	14,662
Ritchie Bros Auctioneers, Inc. (Canada)†(a)	5.375%		1/15/2025		15	15,459
Sabre GLBL, Inc.†	7.375%		9/1/2025		10	10,215
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.†	4.625%		11/1/2026		13	13,211
Tms International Holding Corp.†	7.25%		8/15/2025		4	3,830
WEX, Inc.†	4.75%		2/1/2023		13	13,047
WW International, Inc.†	8.625%		12/1/2025		15	15,666
Total						222,765

Chemicals 1.19%
Chemours Co. (The)	7.00%		5/15/2025		23	23,196
GCP Applied Technologies, Inc.†	5.50%		4/15/2026		16	16,457
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%		4/1/2025		8	7,915
Tronox Finance plc (United Kingdom)†(a)	5.75%		10/1/2025		20	20,000
Tronox, Inc.†	6.50%		4/15/2026		14	14,217
Total						81,785

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Coal 0.48%
Warrior Met Coal, Inc.†	8.00%	11/1/2024	$33	$32,861

Computer Hardware 0.12%
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.†	6.75%	6/1/2025	8	8,128

Computer Software 0.86%
Fair Isaac Corp.†	5.25%	5/15/2026	9	10,022
PTC, Inc.†	3.625%	2/15/2025	26	26,520
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	5	5,198
Veritas US, Inc./Veritas Bermuda Ltd.†	7.50%	9/1/2025	17	17,261
Total				59,001

Construction/Homebuilding 3.40%
Ashton Woods USA LLC/Ashton Woods
Finance Co.†	6.75%	8/1/2025	18	18,606
Century Communities, Inc.	5.875%	7/15/2025	22	22,740
Forestar Group, Inc.†	8.00%	4/15/2024	15	15,655
Lennar Corp.	4.75%	11/15/2022	50	52,671
Lennar Corp.	4.75%	5/30/2025	12	13,188
LGI Homes, Inc.†	6.875%	7/15/2026	11	11,523
Meritage Homes Corp.	6.00%	6/1/2025	17	19,145
New Home Co., Inc. (The)†	7.25%	10/15/2025	14	14,122
Picasso Finance Sub, Inc.†	6.125%	6/15/2025	4	4,224
STL Holding Co. LLC†	7.50%	2/15/2026	16	15,960
Taylor Morrison Communities, Inc./Monarch Communities, Inc.†	5.625%	3/1/2024	12	12,720
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.†	5.875%	4/15/2023	16	16,980
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875%	6/15/2024	15	16,275
Total				233,809

Containers 0.96%
Ball Corp.	5.00%	3/15/2022	15	15,657
Intertape Polymer Group, Inc. (Canada)†(a)	7.00%	10/15/2026	15	15,803
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer†	5.125%	7/15/2023	2	2,026
Sealed Air Corp.†	5.125%	12/1/2024	10	10,944
Silgan Holdings, Inc.	4.75%	3/15/2025	15	15,347
Trident TPI Holdings, Inc.†	9.25%	8/1/2024	6	6,330
Total				66,107

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified 0.23%
VistaJet Malta Finance PLC / XO Management Holding, Inc. (Malta)†(a)	10.50%	6/1/2024	$17	$16,193

Drugs 0.54%
Elanco Animal Health, Inc.	5.272%	8/28/2023	15	16,244
Herbalife Nutrition Ltd./HLF Financing, Inc.†	7.875%	9/1/2025	7	7,431
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	2.80%	7/21/2023	14	13,303
Total				36,978

Electric: Power 1.68%
AES Corp. (The)	5.50%	4/15/2025	18	18,524
Clearway Energy Operating LLC	5.75%	10/15/2025	19	19,938
DPL, Inc.†	4.125%	7/1/2025	5	5,231
NextEra Energy Operating Partners LP†	4.25%	9/15/2024	50	52,437
Terraform Global Operating LLC†	6.125%	3/1/2026	19	19,258
Total				115,388

Electrical: Household 0.39%
EnerSys†	5.00%	4/30/2023	26	26,796

Electronics 0.98%
Ingram Micro, Inc.	5.45%	12/15/2024	10	10,704
Itron, Inc.†	5.00%	1/15/2026	19	19,427
Sensata Technologies BV†	4.875%	10/15/2023	27	28,654
Sensata Technologies BV†	5.625%	11/1/2024	8	8,803
Total				67,588

Energy Equipment & Services 0.65%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026	18	19,024
TerraForm Power Operating LLC†	4.25%	1/31/2023	25	25,484
Total				44,508

Engineering & Contracting Services 0.58%
Great Lakes Dredge & Dock Corp.	8.00%	5/15/2022	25	25,643
TopBuild Corp.†	5.625%	5/1/2026	14	14,394
Total				40,037

Entertainment 2.86%
Boyne USA, Inc.†	7.25%	5/1/2025	8	8,385
Buena Vista Gaming Authority†	13.00%	4/1/2023	20	21,262
Caesars Entertainment Inc.†	8.125%	7/1/2027	6	6,270

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment (continued)
Caesars Entertainment, Inc.†	6.25%	7/1/2025	$49	$50,372
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.25%	10/15/2025	18	17,144
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025	3	3,080
CCM Merger, Inc.†(d)	6.375%	5/1/2026	7	7,184
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.375%	6/1/2024	10	9,650
Cinemark USA, Inc.	5.125%	12/15/2022	10	8,694
Enterprise Development Authority (The)†	12.00%	7/15/2024	12	13,320
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	9	8,370
Scientific Games International, Inc.†	8.625%	7/1/2025	16	16,655
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(a)	7.00%	7/15/2026	13	13,767
Vail Resorts, Inc.†	6.25%	5/15/2025	12	12,615
Total				196,768

Financial Services 4.20%
Aircastle Ltd.†	5.25%	8/11/2025	26	25,827
Ally Financial, Inc.	3.875%	5/21/2024	13	13,992
Credit Acceptance Corp.†	5.125%	12/31/2024	11	11,026
Fairstone Financial, Inc. (Canada)†(a)	7.875%	7/15/2024	19	19,532
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	10	6,968
Navient Corp.	6.75%	6/25/2025	11	11,179
Navient Corp.	7.25%	1/25/2022	75	77,578
OneMain Finance Corp.	8.25%	10/1/2023	47	51,989
OneMain Finance Corp.	8.875%	6/1/2025	37	40,769
PennyMac Financial Services, Inc.†	5.375%	10/15/2025	12	12,251
PRA Group, Inc.†	7.375%	9/1/2025	17	17,865
Total				288,976

Food 1.25%
Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023	13	12,100
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	11	11,323
Fresh Market, Inc. (The)†	9.75%	5/1/2023	15	14,381
Ingles Markets, Inc.	5.75%	6/15/2023	14	14,149
JBS USA LUX SA/JBS USA Finance, Inc.†	5.75%	6/15/2025	24	24,732
Simmons Foods, Inc.†	7.75%	1/15/2024	9	9,415
Total				86,100

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.37%
Hill-Rom Holdings, Inc.†	5.00%	2/15/2025	$25	$25,672

Health Care Services 4.36%
Akumin, Inc.†(d)	7.00%	11/1/2025	11	10,904
Centene Corp.	4.75%	1/15/2025	27	27,776
Global Medical Response, Inc.†	6.50%	10/1/2025	12	11,865
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	9	8,807
HCA, Inc.	7.50%	12/15/2023	88	100,540
MEDNAX, Inc.†	5.25%	12/1/2023	15	15,141
Molina Healthcare, Inc.	5.375%	11/15/2022	15	15,615
Providence Service Corp. (The)†(d)	5.875%	11/15/2025	7	7,136
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	9	9,720
Select Medical Corp.†	6.25%	8/15/2026	15	15,848
Tenet Healthcare Corp.†	4.625%	9/1/2024	75	76,852
Total				300,204

Household Equipment/Products 0.50%
CD&R Smokey Buyer, Inc.†	6.75%	7/15/2025	6	6,338
Newell Brands, Inc.	4.00%	6/15/2022	25	25,750
Newell Brands, Inc.	4.875%	6/1/2025	2	2,168
Total				34,256

Insurance 0.63%
Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025	7	6,996
Acrisure LLC/Acrisure Finance, Inc.†	8.125%	2/15/2024	28	29,344
HUB International Ltd.†	7.00%	5/1/2026	7	7,182
Total				43,522

Leisure 2.34%
Carnival Corp.†	11.50%	4/1/2023	55	60,855
LTF Merger Sub, Inc.†	8.50%	6/15/2023	19	17,242
NCL Corp. Ltd.†	12.25%	5/15/2024	17	18,891
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023	12	12,510
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	35	40,119
Viking Cruises Ltd.†	13.00%	5/15/2025	10	11,344
Total				160,961

Lodging 2.70%
Boyd Gaming Corp.†	8.625%	6/1/2025	15	16,439
Hilton Domestic Operating Co., Inc.	4.25%	9/1/2024	38	37,930

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lodging (continued)
Las Vegas Sands Corp.	2.90%	6/25/2025	$21	$20,843
Marriott International, Inc.	5.75%	5/1/2025	27	30,100
MGM Resorts International	6.00%	3/15/2023	14	14,543
MGM Resorts International	6.75%	5/1/2025	11	11,588
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.†	5.875%	5/15/2025	14	13,596
Wyndham Destinations, Inc.	5.65%	4/1/2024	19	19,487
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.†	4.25%	5/30/2023	14	13,379
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	9	8,338
Total				186,243

Machinery: Industrial/Specialty 0.41%
Apex Tool Group LLC/BC Mountain Finance, Inc.†	9.00%	2/15/2023	10	9,263
Clark Equipment Co.†	5.875%	6/1/2025	8	8,345
Tennant Co.	5.625%	5/1/2025	10	10,395
Total				28,003

Manufacturing 0.49%
Bombardier, Inc. (Canada)†(a)	8.75%	12/1/2021	15	14,931
Hillenbrand, Inc.	5.75%	6/15/2025	18	19,159
Total				34,090

Media 2.39%
AMC Networks, Inc.	4.75%	8/1/2025	23	23,000
Clear Channel Worldwide Holdings, Inc.	9.25%	2/15/2024	18	15,623
CSC Holdings LLC	5.25%	6/1/2024	23	24,596
DISH DBS Corp.	5.875%	7/15/2022	52	53,612
Sirius XM Radio, Inc.†	4.625%	7/15/2024	16	16,519
Univision Communications, Inc.†	5.125%	2/15/2025	32	31,500
Total				164,850

Metal Fabricating 0.70%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	20	20,250
Hillman Group, Inc. (The)†	6.375%	7/15/2022	28	27,748
Total				47,998

Metals & Minerals: Miscellaneous 2.60%
Coeur Mining, Inc.	5.875%	6/1/2024	32	32,037
Compass Minerals International, Inc.†	4.875%	7/15/2024	17	17,317

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)
FMG Resources August 2006 Pty Ltd. (Australia)†(a)	4.75%	5/15/2022	$25	$25,629
Freeport-McMoRan, Inc.	4.55%	11/14/2024	61	65,689
Kaiser Aluminum Corp.†	6.50%	5/1/2025	18	19,125
New Gold, Inc. (Canada)†(a)	6.375%	5/15/2025	19	19,606
Total				179,403

Office Furniture & Business Equipment 0.38%
CDW LLC/CDW Finance Corp.	4.125%	5/1/2025	25	26,034

Oil 9.68%
Apache Corp.	4.625%	11/15/2025	22	20,927
Cenovus Energy, Inc. (Canada)(a)	3.80%	9/15/2023	28	28,454
Centennial Resource Production LLC†	8.00%	6/1/2025	16	13,040
Citgo Holding, Inc.†	9.25%	8/1/2024	26	21,905
CITGO Petroleum Corp.†	7.00%	6/15/2025	6	5,576
Continental Resources, Inc.	4.50%	4/15/2023	25	23,986
Continental Resources, Inc.	5.00%	9/15/2022	22	21,692
Comstock Resources, Inc.†	7.50%	5/15/2025	10	9,952
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	24	23,646
Diamondback Energy, Inc.	2.875%	12/1/2024	28	28,372
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	14	14,096
EQT Corp.	3.00%	10/1/2022	21	21,006
EQT Corp.	7.875%	2/1/2025	10	11,139
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	6	5,572
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	9	8,352
Indigo Natural Resources LLC†	6.875%	2/15/2026	17	16,745
Laredo Petroleum, Inc.	9.50%	1/15/2025	20	9,359
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	31	29,760
Matador Resources Co.	5.875%	9/15/2026	10	8,063
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	40	38,100
Montage Resources Corp.	8.875%	7/15/2023	15	15,244
Murphy Oil Corp.	6.875%	8/15/2024	7	6,274
Occidental Petroleum Corp.	2.70%	8/15/2022	74	68,542
Occidental Petroleum Corp.	2.90%	8/15/2024	35	29,190
Parsley Energy LLC/Parsley Finance Corp.†	5.375%	1/15/2025	31	31,756
PBF Holding Co. LLC/PBF Finance Corp.†	9.25%	5/15/2025	6	5,334
PDC Energy, Inc.	6.125%	9/15/2024	28	27,282
Petroleos Mexicanos (Mexico)(a)	4.875%	1/24/2022	20	20,260

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Oil (continued)
Range Resources Corp.	4.875%		5/15/2025		$2	$1,864
Range Resources Corp.	5.00%		3/15/2023		27	26,247
Seven Generations Energy Ltd. (Canada)†(a)	5.375%		9/30/2025		12	11,464
Seven Generations Energy Ltd. (Canada)†(a)	6.75%		5/1/2023		20	20,063
SM Energy Co.	6.125%		11/15/2022		4	3,034
Southwestern Energy Co.	6.45%		1/23/2025		23	23,086
WPX Energy, Inc.	8.25%		8/1/2023		15	16,892
Total						666,274

Oil: Crude Producers 1.88%
Buckeye Partners LP	4.15%		7/1/2023		29	28,619
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078		20	12,886
Cheniere Energy Partners LP	5.25%		10/1/2025		19	19,361
New Fortress Energy, Inc.†	6.75%		9/15/2025		12	12,397
Rattler Midstream LP†	5.625%		7/15/2025		6	6,176
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.125%		2/1/2025		16	16,090
Western Midstream Operating LP	3.95%		6/1/2025		25	23,297
Western Midstream Operating LP	4.00%		7/1/2022		11	11,021
Total						129,847

Oil: Integrated Domestic 0.62%
ChampionX Corp	6.375%		5/1/2026		19	18,192
Oceaneering International, Inc.	4.65%		11/15/2024		30	24,375
Total						42,567

Real Estate Investment Trusts 4.71%
EPR Properties	5.25%		7/15/2023		25	24,304
ESH Hospitality, Inc.†	5.25%		5/1/2025		28	28,041
GLP Capital LP/GLP Financing II, Inc.	5.375%		11/1/2023		10	10,733
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025		30	31,875
Hospitality Properties Trust	5.00%		8/15/2022		22	21,780
Mack-Cali Realty LP	4.50%		4/18/2022		22	21,238
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	4.625%		6/15/2025		8	8,156
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%		5/1/2024		13	13,709
MPT Operating Partnership LP/MPT Finance Corp.	6.375%		3/1/2024		5	5,126
New Residential Investment Corp.†	6.25%		10/15/2025		8	7,665
Peach Property Finance GmbH†(b)	4.375%		11/15/2025	EUR	100	117,001

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Investment Trusts (continued)
SL Green Realty Corp.	4.50%	12/1/2022		$8	$8,366
Tanger Properties LP	3.875%	12/1/2023		13	13,136
VICI Properties LP / VICI Note Co., Inc.†	3.50%	2/15/2025		13	12,992
Total					324,122

Retail 3.55%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(a)	5.00%	10/15/2025		23	23,583
Beacon Roofing Supply, Inc.†	4.875%	11/1/2025		26	25,553
Brinker International, Inc.†	5.00%	10/1/2024		9	9,034
Carvana Co.†	5.625%	10/1/2025		8	7,890
GameStop Corp.	6.75%	3/15/2021		4	4,005
GameStop Corp.†	6.75%	3/15/2021		12	12,015
Gap, Inc. (The)†	8.625%	5/15/2025		15	16,485
Gap, Inc. (The)†	8.875%	5/15/2027		8	9,158
IRB Holding Corp.†	6.75%	2/15/2026		9	9,034
IRB Holding Corp.†	7.00%	6/15/2025		4	4,270
L Brands, Inc.†	6.875%	7/1/2025		34	36,499
Penske Automotive Group, Inc.	3.50%	9/1/2025		18	18,180
PetSmart, Inc.†	7.125%	3/15/2023		15	14,831
PetSmart, Inc.†	8.875%	6/1/2025		23	23,144
Rite Aid Corp.†	8.00%	11/15/2026		6	6,022
Sally Holdings LLC/Sally Capital, Inc.†	8.75%	4/30/2025		15	16,519
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%	9/30/2026		8	8,170
Total					244,392

Retail: Specialty 0.01%
Revlon Consumer Products Corp.	5.75%	2/15/2021		3	917

Technology 3.76%
Cogent Communications Group, Inc.(b)	4.375%	6/30/2024	EUR	100	117,985
Expedia Group, Inc.†	6.25%	5/1/2025		$11	12,107
Netflix, Inc.†	3.625%	6/15/2025		44	45,788
Netflix, Inc.	5.50%	2/15/2022		39	40,974
Uber Technologies, Inc.†	7.50%	5/15/2025		12	12,630
VeriSign, Inc.	5.25%	4/1/2025		26	29,180
Total					258,664

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 2.98%
Altice France Holding SA (Luxembourg)†(a)	10.50%		5/15/2027	$50	$55,219
Sprint Corp.	7.625%		2/15/2025	127	150,098
Total					205,317

Toys 0.51%
Mattel, Inc.	3.15%		3/15/2023	27	26,963
Mattel, Inc.†	6.75%		12/31/2025	8	8,422
Total					35,385

Transportation: Miscellaneous 0.66%
XPO Logistics, Inc.†	6.25%		5/1/2025	24	25,553
XPO Logistics, Inc.†	6.75%		8/15/2024	19	20,129
Total					45,682

Wholesale 0.71%
Avient Corp.†	5.75%		5/15/2025	12	12,645
Core & Main Holdings LP PIK 9.375%†	8.625%		9/15/2024	18	18,189
Performance Food Group, Inc.†	5.50%		6/1/2024	18	18,180
Total					49,014
Total Corporate Bonds (cost $5,629,814)					5,850,007

FLOATING RATE LOANS(e) 10.24%

Air Transportation 0.31%
JetBlue Airways Corporation Term Loan	6.25% (3 Mo. LIBOR + 5.25%	)	6/17/2024	21	21,374

Auto Parts: Original Equipment 0.26%
Chassix Inc. 2017 1st Lien Term Loan	6.50% (3 Mo. LIBOR + 5.50%	)	11/15/2023	20	17,887

Automotive 0.18%
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	8.474% (3 Mo. LIBOR + 8.25%	)	4/10/2026	13	12,705

Building Materials 0.39%
ACProducts, Inc. 2020 Term Loan B	7.50% (3 Mo. LIBOR + 6.50%	)	8/18/2025	15	15,098
Jeld-Wen Inc. 2017 1st Lien Term Loan	–	(f)	12/14/2024	12	11,749
Total					26,847

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.79%
Atlantic Aviation FBO Inc. 2018 Term Loan B	3.90% (1 Mo. LIBOR + 3.75%	)	12/6/2025	$16	$15,823
Brand Energy & Infrastructure Services, Inc. 2017 Term Loan	5.25% (3 Mo. LIBOR + 4.25%	)	6/21/2024	7	6,530
Guidehouse LLP 2018 Term Loan	4.648% (1 Mo. LIBOR + 4.50%	)	5/1/2025	14	13,512
KUEHG Corp. 2018 Incremental Term Loan	4.75% (3 Mo. LIBOR + 3.75%	)	2/21/2025	20	18,336
Total					54,201

Chemicals 0.24%
H.B. Fuller Company 2017 Term Loan B	–	(f)	10/20/2024	10	10,323
LTI Holdings, Inc. 2018 Add On 1st Lien
Term Loan	–	(f)	9/6/2025	7	6,374
Total					16,697

Computer Software 0.25%
Barracuda Networks, Inc. 1st Lien Term Loan	4.25% (3 Mo. LIBOR + 3.25%	)	2/12/2025	8	8,248
Renaissance Holding Corp. 2018 1st Lien Term Loan	3.398% (1 Mo. LIBOR + 3.25%	)	5/30/2025	9	8,678
Total					16,926

Electric: Power 0.26%
Calpine Corporation Term Loan B5	–	(f)	1/15/2024	18	17,596

Electronics 0.31%
Deliver Buyer, Inc. Term Loan B	5.22% (3 Mo. LIBOR + 5.00%	)	5/1/2024	17	16,840
Electrical Components International, Inc. 2018 1st Lien Term Loan	–	(f)	6/26/2025	5	4,517
Total					21,357

Entertainment 0.50%
Penn National Gaming, Inc. 2018 1st Lien Term Loan B	–	(f)	10/15/2025	15	14,750
Playtika Holding Corp Term Loan B	7.00% (6 Mo. LIBOR + 6.00%	)	12/10/2024	19	19,545
Total					34,295

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Environmental Services 0.10%
Robertshaw US Holding Corp. 1st Lien Initial Term Loan	–	(f)	2/28/2025	$8	$6,958	(g)

Financial Services 0.32%
Advisor Group, Inc. 2019 Term Loan B	5.00% (1 Mo. LIBOR + 5.00%	)	7/31/2026	16	15,432
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.47% (3 Mo. LIBOR + 4.25%	)	7/30/2025	7	6,511	(g)
Total					21,943

Food 0.10%
United Natural Foods, Inc. Term Loan B	4.395% (1 Mo. LIBOR + 4.25%	)	10/22/2025	7	6,975

Health Care Services 0.61%
U.S. Renal Care, Inc. 2019 Term Loan B	5.188% (1 Mo. LIBOR + 5.00%	)	6/26/2026	12	11,533
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	5.71%- 5.72% (3 Mo. LIBOR + 5.50%	)	10/1/2025	17	15,855
WP CityMD Bidco LLC 2019 Term Loan B	5.50% (3 Mo. LIBOR + 4.50%) (6 Mo. LIBOR + 4.50%	)	8/13/2026	15	14,410
Total					41,798

Household Equipment/Products 0.18%
Diamond (BC) B.V. USD Term Loan (Netherlands)	3.213% (3 Mo. LIBOR + 3.00%	)	9/6/2024	13	12,441

Household Furnishings 0.14%
TGP Holdings III, LLC 2018 1st Lien Term Loan	5.00% (1 Mo. LIBOR + 4.00%	)	9/25/2024	10	9,594

Insurance 0.23%
Asurion LLC 2018 Term Loan B7	3.148% (1 Mo. LIBOR + 3.00%	)	11/3/2024	16	15,702

Leisure 0.53%
Alterra Mountain Company Term Loan B1	–	(f)	7/31/2024	11	10,615
Hayward Industries, Inc. 1st Lien Term Loan	3.648% (1 Mo. LIBOR + 3.50%	)	8/5/2024	11	10,892

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Leisure (continued)
TopGolf International, Inc. Term Loan B	7.00% (3 Mo. LIBOR + 6.25%	)	2/8/2026	$15	$14,958
Total					36,465

Lodging 0.46%
Boyd Gaming Corporation Term Loan B3	–	(f)	9/15/2023	18	17,545
Spectacle Gary Holdings LLC Delayed Draw Term Loan	11.00%		12/23/2025	1	959
Spectacle Gary Holdings LLC Term Loan B	11.00% (3 Mo. LIBOR + 9.00%	)	12/23/2025	14	13,230
Total					31,734

Machinery: Industrial/Specialty 0.40%
Engineered Machinery Holdings, Inc. USD 1st Lien Term Loan	4.00% (3 Mo. LIBOR + 3.00%	)	7/19/2024	12	11,730
Granite Holdings US Acquisition Co. Term Loan B	5.47% (3 Mo. LIBOR + 5.25%	)	9/30/2026	17	15,940	(g)
Total					27,670

Media 1.05%
Banijay Entertainment S.A.S USD Term Loan (France)	–	(f)	3/1/2025	10	9,725	(g)
CSC Holdings, LLC 2017 Term Loan B1	2.398% (1 Mo. LIBOR + 2.25%	)	7/17/2025	33	31,903
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	3.395% (1 Mo. LIBOR + 3.25%	)	10/20/2025	12	10,832
Nexstar Broadcasting, Inc. 2018 Term Loan B3	2.402% (1 Mo. LIBOR + 2.25%	)	1/17/2024	21	20,199
Total					72,659

Miscellaneous 0.40%
Pearl Intermediate Parent LLC 2018 1st Lien Term Loan	2.898% (1 Mo. LIBOR + 2.75%	)	2/14/2025	13	12,167
Pearl Intermediate Parent LLC 2018 Incremental Term Loan	3.398% (1 Mo. LIBOR + 3.25%	)	2/14/2025	1	1,352
WideOpenWest Finance LLC 2017 Term Loan B	–	(f)	8/18/2023	14	13,761
Total					27,280

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Retail 1.15%
AI Aqua Merger Sub, Inc. 2017 Incremental Term Loan	4.25% (1 Mo. LIBOR + 3.25%	)	12/13/2023	$14	$13,720
BDF Acquisition Corp.1st Lien Term Loan	6.25% (3 Mo. LIBOR + 5.25%	)	8/14/2023	10	9,259
Container Store, Inc., (The) Term Loan B2	6.00% (3 Mo. LIBOR + 5.00%	)	9/14/2023	19	18,397
CWGS Group, LLC 2016 Term Loan	3.50% (1 Mo. LIBOR + 2.75%	)	11/8/2023	9	8,797
Flynn Restaurant Group LP 1st Lien Term Loan	3.648% (1 Mo. LIBOR + 3.50%	)	6/27/2025	10	9,496
Golden Nugget, Inc. 2017 Incremental Term Loan B	3.25% (1 Mo. LIBOR + 2.50%) (2 Mo. LIBOR + 2.50%	)	10/4/2023	9	8,021
Leslies Poolmart, Inc. 2016 Term Loan	3.648% (1 Mo. LIBOR + 3.50%	)	8/16/2023	12	11,797
Total					79,487

Technology 0.17%
Imperva, Inc. 1st Lien Term Loan	–	(f)	1/12/2026	12	11,833

Transportation: Miscellaneous 0.49%
Daseke, Inc. 2017 Term Loan B	6.00% (1 Mo. LIBOR + 5.00%	)	2/27/2024	18	17,308
Gruden Acquisition, Inc. 2017 Term Loan	6.50% (3 Mo. LIBOR + 5.50%	)	8/18/2022	17	16,426
Total					33,734

Wholesale 0.42%
Core & Main LP 2017 Term Loan B	3.75% (3 Mo. LIBOR + 2.75%	)	8/1/2024	12	11,640
Fastlane Parent Company, Inc. 2018 Add On 1st Lien Term Loan	4.648% (1 Mo. LIBOR + 4.50%	)	2/4/2026	18	17,546
Total					29,186
Total Floating Rate Loans (cost $700,660)					705,344

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.42%
Great Wolf Trust 2019-WOLF B†	1.482% (1 Mo. LIBOR + 1.33%	)#	12/15/2036	15	13,883
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.448% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	16	15,020

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Total Non-Agency Commercial Mortgage-Backed Securities (cost $27,987)				$28,903
Total Long-Term Investments (cost $6,525,559)				6,762,337

SHORT-TERM INVESTMENT 1.65%

REPURCHASE AGREEMENT
Repurchase Agreement dated 10/30/2020, 0.00% due 11/2/2020 with Fixed Income Clearing Corp. collateralized by $110,800 of U.S. Treasury Note at 1.625% due 4/30/2023; value: $115,716; proceeds: $113,441 (cost $113,441)			113	113,441
Total Investments in Securities 99.87% (cost $6,639,000)				6,875,778
Less Unfunded Loan Commitments (0.01)% (cost $969)				(959)
Net Investments 99.86% (cost $6,638,031)				6,874,819
Other Assets in Excess of Liabilities(h) 0.14%				9,791
Net Assets 100.00%				$6,884,610
CAD	Canadian dollar.
EUR	Euro.
GBP	British pound.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2020, the total value of Rule 144A securities was $3,080,749, which represents 44.75% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at October 31, 2020.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Securities purchased on a when-issued basis.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at October 31, 2020.
(f)	Interest rate to be determined.
(g)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2020

Open Forward Foreign Currency Exchange Contracts at October 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	State Street Bank and Trust	12/8/2020	85,000	$113,535	$110,144	$3,391
British pound	Sell	State Street Bank and Trust	12/8/2020	2,000	2,645	2,592	53
British pound	Sell	Toronto Dominion Bank	12/8/2020	4,000	5,185	5,183	2
Canadian dollar	Sell	State Street Bank and Trust	1/20/2021	13,000	9,881	9,762	119
Euro	Sell	Goldman Sachs	12/4/2020	104,000	123,400	121,207	2,193
Euro	Sell	State Street Bank and Trust	12/4/2020	99,000	115,908	115,380	528
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$6,286

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Toronto Dominion Bank	12/8/2020	3,000	$3,860	$3,887	$(27)

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH YIELD FUND October 31, 2020

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Convertible Bonds	$–	$178,083	$–	$178,083
Corporate Bonds	–	5,850,007	–	5,850,007
Floating Rate Loans
Environmental Services	–	–	6,958	6,958
Financial Services	–	15,432	6,511	21,943
Machinery: Industrial/Specialty	–	11,730	15,940	27,670
Media	–	62,934	9,725	72,659
Remaining Industries	–	576,114	–	576,114
Less Unfunded Commitments	–	(959)	–	(959)
Non-Agency Commercial Mortgage-Backed Securities	–	28,903	–	28,903
Short-Term Investment
Repurchase Agreement	–	113,441	–	113,441
Total	$–	$6,835,685	$39,134	$6,874,819
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$6,286	$–	$6,286
Liabilities	–	(27)	–	(27)
Total	$–	$6,259	$–	$6,259
(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments were not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	29

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”), formerly Lord Abbett Equity Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory Trust on January 30, 2020. The Trust’s predecessor corporation was organized on May 1, 2001. The Trust currently consists of the following two funds (each, a “Fund” and collectively, the “Funds”). Lord Abbett Climate Focused Bond Fund (“Climate Focused Bond Fund”) and Lord Abbett Short Duration High Yield Fund (“Short Duration High Yield Fund”). The Short Duration High Yield Fund commenced operations on April 22, 2020 and the Climate Focused Bond Fund commenced operations on May 20, 2020. Climate Focused Bond Fund’s investment objective is total return. Short Duration High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

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Notes to Schedule of Investments (unaudited)(concluded)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of October 31, 2020 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

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QPHR-TRI-1Q

(12/20)